UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2019 (Unaudited)

	Annualized	Principal
U. S. Treasury Notes - 3.7%	Yield (%)	Amount($)		Value($)
5/15/19	3.13	385,000,000		385,089,475
7/31/19	0.88	495,000,000		492,999,691
7/31/19	1.38	717,000,000		714,997,320
8/15/19	0.75	427,000,000		424,817,571
Total U.S. Treasury Notes
(cost $2,017,904,057)				2,017,904,057
U. S. Government Agencies - 31.9%
Government Agencies:
5/8/19, 3 Month U.S. T-BILL FLAT	2.43	50,000,000	[a]	50,000,000
5/7/19, 3 Month U.S. T-BILL FLAT	2.43	8,000,000	[a]	8,000,000
5/7/19, 3 Month U.S. T-BILL FLAT	2.43	25,000,000	[a]	25,000,000
5/8/19, 3 Month U.S. T-BILL FLAT	2.43	9,481,800	[a]	9,481,800
5/8/19, 3 Month U.S. T-BILL FLAT	2.43	50,822,448	[a]	50,822,448
5/7/19, 3 Month U.S. T-BILL FLAT	2.43	25,000,000	[a]	25,000,000
5/7/19, 3 Month U.S. T-BILL FLAT	2.43	13,000,000	[a]	13,000,000
5/8/19, 3 Month U.S. T-BILL FLAT	2.44	15,000,000	[a]	15,000,000
Federal Home Loan Bank:
5/3/19	2.44	250,000,000	[b]	249,966,569
5/9/19, 3 Month LIBOR - .32%	2.38	500,000,000	[a]	500,000,000
5/10/19, 3 Month LIBOR - .19%	2.51	250,000,000	[a]	250,000,000
5/1/19, SOFR -.01%	2.47	44,000,000	[a]	43,999,838
5/17/19, 1 Month LIBOR - .09%	2.38	500,000,000	[a]	500,000,000
6/3/19	2.54	275,000,000	[b]	274,369,792
6/5/19	2.55	275,000,000	[b]	274,330,260
6/7/19	2.45	699,000,000	[b]	697,268,107
6/21/19	2.47	330,000,000	[b]	328,864,400
6/27/19, 3 Month LIBOR - .26%	2.35	400,000,000	[a]	399,966,164
7/1/19	2.47	125,000,000	[b]	124,486,371
5/3/19, 1 Month LIBOR - .09%	2.41	175,000,000	[a]	175,000,000
5/12/19, 1 Month LIBOR - .07%	2.41	344,750,000	[a]	344,750,000
7/19/19, 3 Month LIBOR - .32%	2.28	500,000,000	[a]	500,000,000
7/19/19, 3 Month LIBOR - .32%	2.28	500,000,000	[a]	500,000,000
5/19/19, 1 Month LIBOR - .07%	2.42	200,000,000	[a]	200,000,000
7/25/19, 3 Month LIBOR - .26%	2.32	275,000,000	[a]	275,000,000
7/25/19, 3 Month LIBOR - .26%	2.32	500,000,000	[a]	500,000,000
5/9/19, 1 Month LIBOR - .06%	2.41	500,000,000	[a]	500,000,000
5/1/19, SOFR +.02%	2.50	34,000,000	[a]	34,000,000
5/28/19, 1 Month LIBOR - .07%	2.41	200,000,000	[a]	200,000,000
5/4/19, 1 Month LIBOR - .10%	2.38	250,000,000	[a]	250,000,000
5/4/19, 1 Month LIBOR - .10%	2.38	250,000,000	[a]	250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U. S. Government Agencies - 31.9%	Annualized	Principal
(continued)	Yield (%)	Amount($)		Value($)
9/16/19	2.45	250,000,000		249,983,185
5/18/19, 1 Month LIBOR - .06%	2.42	25,000,000	[a]	25,000,000
5/1/19, SOFR +.03%	2.51	215,000,000	[a]	215,000,000
5/4/19, 1 Month LIBOR - .07%	2.41	225,000,000	[a]	225,000,000
5/13/19, 1 Month LIBOR - .08%	2.39	200,000,000	[a]	200,000,000
5/5/19, 1 Month LIBOR - .05%	2.43	225,000,000	[a]	225,000,000
6/12/19, 3 Month LIBOR - .23%	2.37	100,000,000	[a]	100,000,000
5/8/19, 1 Month LIBOR - .07%	2.41	750,000,000	[a]	750,000,000
5/8/19, 1 Month LIBOR - .07%	2.41	250,000,000	[a]	250,000,000
5/8/19, 1 Month LIBOR - .07%	2.41	250,000,000	[a]	250,000,000
5/1/19, SOFR +.05%	2.53	35,000,000	[a]	35,000,000
5/21/19, 1 Month LIBOR - .05%	2.44	50,000,000	[a]	50,000,000
5/1/19, SOFR -.04%	2.52	75,000,000	[a]	75,000,000
5/1/19, SOFR +.07%	2.55	177,000,000	[a]	177,000,000
6/22/19, 3 Month LIBOR - .21%	2.40	1,000,000,000	[a]	1,000,000,000
7/13/19, 3 Month LIBOR - .21%	2.39	500,000,000	[a]	500,000,000
7/25/19, 3 Month LIBOR - .21%	2.38	300,000,000	[a]	300,000,000
5/1/19, SOFR +.08%	2.56	60,000,000	[a]	60,000,000
7/27/19, 3 Month LIBOR - .21%	2.38	200,000,000	[a]	200,000,000
5/1/19, SOFR +.11%	2.59	75,000,000	[a]	75,000,000
6/21/19, 3 Month LIBOR - .13%	2.49	200,000,000	[a]	200,000,000
5/1/19, SOFR +.12%	2.60	304,000,000	[a]	304,000,000
Federal Farm Credit Bank:
5/1/19, FCPR - 3.03%	2.47	100,000,000	[a]	99,999,959
5/15/19, 1 Month LIBOR - .09%	2.39	150,000,000	[a]	150,000,000
5/1/19, FCPR - 3.05%	2.45	100,000,000	[a]	99,999,588
5/24/19, 1 Month LIBOR - .09%	2.40	89,865,000	[a]	89,865,000
5/1/19, FCPR - 3.06%	2.44	135,000,000	[a]	135,001,297
5/24/19, 1 Month LIBOR - .03%	2.46	350,000,000	[a]	349,997,925
5/1/19, EFFR +.01%	2.46	200,000,000	[a]	200,000,000
5/3/19, 1 Month LIBOR - .09%	2.40	150,000,000	[a]	149,998,690
5/1/19, EFFR +.05%	2.46	150,000,000	[a]	150,000,000
5/1/19, FCPR - 3.08%	2.42	75,000,000	[a]	74,998,415
5/1/19, FCPR - 3.08%	2.43	60,000,000	[a]	59,998,955
5/1/19, FCPR - 3.08%	2.42	200,000,000	[a]	199,996,299
5/1/19, FCPR - 3.08%	2.43	97,000,000	[a]	96,998,045
5/2/19, 1 Month LIBOR - .07%	2.42	395,000,000	[a]	394,994,417
5/1/19, FCPR - 3.08%	2.42	265,000,000	[a]	264,994,032
5/1/19, EFFR -.01%	2.43	350,000,000	[a]	350,000,000
5/4/19, 1 Month LIBOR - .06%	2.42	105,000,000	[a]	104,998,378
5/12/19, 1 Month LIBOR - .05%	2.44	92,000,000	[a]	91,990,364
6/16/19, 3 Month LIBOR - .17%	2.45	40,000,000	[a]	39,998,076
5/23/19, 1 Month LIBOR - .05%	2.44	200,000,000	[a]	199,990,783
5/1/19, FCPR - 2.90%	2.60	155,000,000	[a]	155,000,000
5/1/19, FCPR - 2.92%	2.58	146,000,000	[a]	145,980,259

U. S. Government Agencies - 31.9%	Annualized	Principal
(continued)	Yield (%)	Amount($)		Value($)
5/1/19, FCPR - 2.92%	2.58	100,000,000	[a]	99,989,535
5/1/19, EFFR +.13%	2.58	250,000,000	[a]	250,000,000
5/15/19, 1 Month LIBOR + . 06%	2.53	250,000,000	[a]	249,970,039
5/1/19, SOFR +.12%	2.60	33,000,000	[a]	33,000,000
Total U. S. Government Agencies
(cost $17,272,048,990)				17,272,048,990
U.S. Treasury Bills - .7%
7/5/19	2.54	325,000,000	[b]	323,537,726
7/25/19	2.49	50,000,000	[b]	49,711,354
Total U.S. Treasury Bills
(cost $373,249,080)				373,249,080
U.S. Treasury Floating Rate Notes -
7.1%
5/7/19, 3 Month U.S. T-BILL FLAT	2.41	553,000,000	[a]	552,848,961
5/7/19, 3 Month U.S. T-BILL + . 04%	2.46	390,000,000	[a]	389,976,045
5/7/19, 3 Month U.S. T-BILL + . 05%	2.46	1,125,000,000	[a]	1,124,361,818
5/7/19, 3 Month U.S. T-BILL + . 12%	2.53	1,380,000,000	[a]	1,379,770,405
5/7/19, 3 Month U.S. T-BILL + . 14%	2.55	400,000,000	[a]	400,016,253
Total U.S. Treasury Floating Rate Notes
(cost $3,846,973,482)				3,846,973,482
Repurchase Agreements - 56.7%
ABN AMRO Bank , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $470,035,772
(fully collateralized $474,824,374 U.S.
Treasuries (including strips), 0%-
3.38%, due 4/23/20-5/15/44, value
$479,400,049)	2.74	470,000,000		470,000,000
Bank of Nova Scotia (New York) , Tri-
Party Agreement thru BNY Mellon,
dated 4/30/19, due 5/1/19 in the
amount of $100,007,667 (fully
collateralized $225,386,420 Agency
Mortgage-Backed Securities, Interest
Only, due 11/20/43-1/20/49, value
$102,000,000)	2.76	100,000,000		100,000,000
Bank Of Nova Scotia/New York , Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$10,000,764 (fully collateralized
$10,126,548 U.S. Treasuries (including
strips), 0%-6.25%, due 5/14/19-
2/15/49, value $10,200,000)	2.75	10,000,000		10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
Barclays Bank PLC , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of
$1,950,148,958 (fully collateralized
$1,929,567,200 U.S. Treasuries
(including strips), 0%-3.88% , due
1/15/20-2/15/49, value
$1,989,000,050)	2.75	1,950,000,000	1,950,000,000
BNP Paribas , Tri-Party Agreement thru
BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $260,019,717
(fully collateralized $270,391,136 U.S.
Treasuries (including strips), 0%-
6.75%, due 2/15/24-2/15/49, value
$265,200,000)	2.73	260,000,000	260,000,000
CIBC/New York , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $150,011,458
(fully collateralized $149,578,600 U.S.
Treasuries, 0.88%-4.75%, due
12/31/20-5/15/48, value
$153,000,058)	2.75	150,000,000	150,000,000
Citigroup Global Markets Inc , Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$250,019,167 (fully collateralized
$45,757,000 Agency Debentures,
1.88%-7.13%, due 3/15/20-9/15/65,
value $56,777,822, $18,731,000 Agency
Mortgage-Backed Securities, 1.35%,
due 2/3/21, value $18,803,864 and
$179,433,600 U.S. Treasuries, 0.38%-
2.25%, due 1/15/20-1/15/27, value
$179,418,363)	2.76	250,000,000	250,000,000
Credit Agricole CIB , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of
$1,544,116,658 (fully collateralized
$1,548,016,782 U.S. Treasuries, 0.13%-
5.38%, due 6/11/19-8/15/47, value
$1,574,880,005)	2.72	1,544,000,000	1,544,000,000
Credit Agricole CIB , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $300,022,917
(fully collateralized $310,364,967
Agency Mortgage-Backed Securities,
Interest Only, due 7/1/48-11/1/48,
value $306,000,000)	2.75	300,000,000	300,000,000

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
Daiwa Capital Markets America Inc. , Tri-
Party Agreement thru BNY Mellon,
dated 4/26/19, due 5/3/19 in the
amount of $500,239,166 (fully
collateralized $515,997,502 Agency
Collateralized Mortgage Obligations,
Interest Only, due 8/25/19-9/20/48,
value $107,005,867, $40,271,269
Agency Debentures and Agency Strips,
Interest Only, due 4/29/20-2/1/32,
value $1,071,373, $413,898,286 Agency
Mortgage-Backed Securities, Interest
Only, due 10/1/23-4/20/49, value
$364,994,360 and $42,554,800 U.S.
Treasuries (including strips), 0%-
2.88%, due 5/16/19-2/28/25, value
$42,873,230)	2.46	500,000,000	500,000,000
Deutsche Bank , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of
$1,050,080,208 (fully collateralized
$956,543,000 U.S. Treasuries, 0.13%-
3.88% , due 4/15/20-2/15/48, value
$1,071,000,026)	2.75	1,050,000,000	1,050,000,000
Fixed Income Clearing Corp. – SSB , Tri-
Party Agreement thru State Street,
dated 4/30/19, due 5/1/19 in the
amount of $3,000,230,000 (fully
collateralized $3,063,670,000 U.S.
Treasuries, 0.13%-2.25%, due
3/31/22-8/31/22, value
$3,060,002,426)	2.76	3,000,000,000	3,000,000,000
J.P. Morgan Securities LLC , Tri-Party
Agreement thru JPMorgan Chase Bank,
dated 4/24/19, due 5/1/19 in the
amount of $500,237,222 (fully
collateralized $1,298,937,728 Agency
Debentures and Agency Strips, Interest
Only, due 3/1/32-3/1/41, value
$7,357,837 and $630,117,089 Agency
Mortgage-Backed Securities, Interest
Only, due 10/1/27-4/1/49, value
$502,642,163)	2.44	500,000,000	500,000,000
J.P. Morgan Securities LLC , Tri-Party
Agreement thru JPMorgan Chase Bank,
dated 4/30/19, due 5/1/19 in the
amount of $900,068,750 (fully
collateralized $927,394,100 U.S.
Treasuries (including strips), 0%-
2.75%, due 7/31/19-4/30/24, value
$918,000,029)	2.75	900,000,000	900,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)		Value($)
J.P. Morgan Securities LLC , Tri-Party
Agreement thru JPMorgan Chase Bank,
dated 4/30/19, due 5/1/19 in the
amount of $1,250,096,181 (fully
collateralized $1,559,861,909 Agency
Mortgage-Backed Securities, Interest
Only, due 9/1/20-2/1/57, value
$1,275,000,000)	2.77	1,250,000,000		1,250,000,000
Merrill Lynch Pierce Fenner & Smith Inc. ,
Tri-Party Agreement thru BNY Mellon,
dated 4/30/19, due 8/5/19 in the
amount of $875,059,792 (fully
collateralized $1,138,528,899 Agency
Collateralized Mortgage Obligations,
Interest Only, due 7/25/42-4/20/69,
value $945,000,000), U.S. Overnight
Bank Funding Rate +.04%	2.46	875,000,000	[c]	875,000,000
Merrill Lynch Pierce Fenner & Smith Inc. ,
Tri-Party Agreement thru BNY Mellon,
dated 4/30/19, due 5/1/19 in the
amount of $850,064,931 (fully
collateralized $1,102,112,865 Agency
Collateralized Mortgage Obligations,
Interest Only, due 5/15/30-1/20/69,
value $876,443,203 and $40,040,000
Agency Debentures and Agency Strips,
Interest Only, due 2/15/31, value
41,556,798)	2.75	850,000,000		850,000,000
MUFG Securities (Canada) , Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$2,250,172,500 (fully collateralized
$8,556,312,303 Agency Mortgage-
Backed Securities, Interest Only, due
8/1/24-2/1/49, value $2,293,048,197
and $1,880,600 U.S. Treasuries, 2.25%-
2.88%, due 4/15/22-12/31/23, value
$1,951,805)	2.76	2,250,000,000		2,250,000,000
Natixis (New York) , Tri-Party Agreement
thru BNY Mellon, dated 4/1/19, due
5/1/19 in the amount of
$3,006,000,000 (fully collateralized
$3,000,245,880 U.S. Treasuries
(including strips), 0%-7.63%, due
6/20/19-5/15/47, value
$3,060,000,026)	2.40	3,000,000,000		3,000,000,000
Natixis (New York) , Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $500,038,194
(fully collateralized $490,002,500 U.S.
Treasuries (including strips), 0%-
8.75%, due 6/20/19-2/15/48, value
$510,000,002)	2.75	500,000,000		500,000,000

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)		Value($)
Natixis/NY , Tri-Party Agreement thru
BNY Mellon, dated 5/10/18, due
9/9/49 in the amount of $100,006,890
(fully collateralized $1,170,994,228
Agency Collateralized Mortgage
Obligations, Interest Only, due
11/15/27-8/16/60, value
$106,683,244, $27,000 Agency
Debentures, Interest Only, due
5/15/25-4/5/38, value $22,463,
$1,058,164 Agency Mortgage-Backed
Securities, Interest Only, due 9/1/26-
3/1/49, value$1,027,153 and $121,100
U. S. Treasuries (including strips), 0%-
3.38%, due 8/15/19-8/15/44, value
$193,987), 1 Month LIBOR FLAT	2.48	100,000,000	[c]	100,000,000
Nomura Securities International Inc. , Tri-
Party Agreement thru BNY Mellon,
dated 4/30/19, due 5/1/19 in the
amount of $2,850,219,292 (fully
collateralized $232,832 Agency
Collateralized Mortgage Obligations,
Interest Only, due 2/20/34, value
$1,483, $4,903,899,766 Agency
Mortgage-Backed Securities, Interest
Only, due 10/1/19-4/20/69, value
$2,862,654,490 and $44,365,100 U.S.
Treasuries (including strips), 0%, due
5/7/19, value$44,344,248)	2.77	2,850,000,000		2,850,000,000
Prudential Insurance Company of
America , dated 4/30/19, due 5/1/19
in the amount of $632,767,434 (fully
collateralized $1,083,000,000 U.S.
Treasuries (including strips), 0%-
3.38%, due 8/15/29-8/15/47, value
$645,373,125)	2.77	632,718,750		632,718,750
Prudential Legacy Insurance Company of
New Jersey , dated 4/30/19, due
5/1/19 in the amount of $216,072,874
(fully collateralized $385,000,000 U.S.
Treasuries (including strips), 0%, due
2/15/29-2/15/45, value
$220,377,375)	2.77	216,056,250		216,056,250
RBC Dominion Securities Inc. , Tri-Party
Agreement thru BNY Mellon, dated
3/27/19, due 5/1/19 in the amount of
$701,680,972 (fully collateralized
$855,152,798 Agency Mortgage-Backed
Securities, Interest Only, due 1/1/38-
10/1/48, value $714,000,000)	2.47	700,000,000		700,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
RBC Dominion Securities Inc. , Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$1,200,091,333 (fully collateralized
$300,141,617 Agency Collateralized
Mortgage Obligations, Interest Only,
due 5/15/33-4/15/54, value
$135,713,360, $3,373,884,431 and
Agency Mortgage-Backed Securities,
Interest Only, due 1/1/38-1/20/49,
value $816,686,085 and $277,858,000
U. S. Treasuries (including strips), 0%-
4.50%, due 5/16/19-8/15/48, value
$279,140,224)	2.74	1,200,000,000	1,200,000,000
Royal Bank of Canada , Tri-Party
Agreement thru BNY Mellon, dated
4/25/19, due 5/2/19 in the amount of
$1,000,472,500 (fully collateralized
$1,509,879,970 Agency Collateralized
Mortgage Obligations, Interest Only,
due 7/15/28-5/25/49, value
$453,497,217, $1,784,381 Agency
Debentures and Agency Strips, Interest
Only, due 8/15/24-1/15/43, value
$580,005, $423,230,442 and Agency
Mortgage-Backed Securities, Interest
Only, due 7/1/42-5/1/49, value
$346,737,432 and $237,464,009 U.S.
Treasuries (including strips), 0%-
6.25%, due 11/15/20-2/15/48, value
$244,379,636)	2.43	1,000,000,000	1,000,000,000
Royal Bank of Canada/New York , Tri-
Party Agreement thru BNY Mellon,
dated 4/30/19, due 5/1/19 in the
amount of $1,300,098,583 (fully
collateralized $13,865,913,199 Agency
Collateralized Mortgage Obligations,
Interest Only, due 8/15/21-9/20/62,
value $884,633,918, $86,448,411
Agency Debentures and Agency Strips,
Interest Only, due 12/15/32-2/1/43,
value $2,284,194 and $559,834,917
Agency Mortgage-Backed Securities,
Interest Only, due 11/1/28-7/1/55,
value $488,228,216)	2.73	1,300,000,000	1,300,000,000

Repurchase Agreements - 56.7%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
Wells Fargo Securities LLC , Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$3,000,230,833 (fully collateralized
$3,154,659,225 Agency Mortgage-
Backed Securities, Interest Only, due
9/1/28-1/1/58, value $3,060,000,000)	2.77	3,000,000,000	3,000,000,000
Total Repurchase Agreements
(cost $30,707,775,000)			30,707,775,000
Total Investments (cost $54,217,950,609)		100.1%	54,217,950,609
Liabilities, Less Cash and Receivables		(.1%)	(54,568,988)
Net Assets		100.0%	54,163,381,621

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.
[c]

Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At April 30, 2019, these securities amounted to $975,000,000 or 1.8% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	54,217,950,609
Level 3 - Significant Unobservable Inputs	-
Total	54,217,950,609

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the

NOTES

fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2019 (Unaudited)

	Annualized	Principal
U. S. Treasury Notes - 11.7%	Yield (%)	Amount($)		Value($)
5/15/19	3.13	200,000,000		200,045,173
6/30/19	1.25	250,000,000		249,452,587
7/31/19	0.88	100,000,000		99,594,431
5/31/19	1.25	50,000,000		49,950,359
Total U.S. Treasury Notes
(cost $599,042,550)				599,042,550
U. S. Government Agencies - 66.9%
Federal Home Loan Bank:
5/1/19	2.38	300,000,000	[a]	300,000,000
5/15/19	2.43	409,430,000	[a]	409,048,467
5/17/19	2.49	95,000,000	[a]	94,896,600
5/22/19	2.44	105,000,000	[a]	104,852,510
5/29/19	2.51	170,000,000	[a]	169,672,750
6/4/19	2.53	75,000,000	[a]	74,823,625
6/5/19	2.55	50,000,000	[a]	49,878,229
6/21/19	2.54	6,000,000	[a]	5,978,750
7/8/19	2.43	150,000,000	[a]	149,322,833
5/9/19, 1 Month LIBOR -.08%	2.39	100,000,000	[b]	100,000,000
5/19/19, 1 Month LIBOR -.07%	2.42	25,000,000	[b]	25,000,000
7/22/19	2.46	100,000,000	[a]	99,451,056
7/25/19, 3 Month LIBOR -.26%	2.32	50,000,000	[b]	50,000,000
8/6/19	2.45	80,000,000	[a]	79,482,667
5/28/19, 1 Month LIBOR -.06%	2.42	5,000,000	[b]	5,000,084
7/30/19, 3 Month LIBOR -.28%	2.30	100,000,000	[b]	100,000,000
5/10/19, 1 Month LIBOR -.07%	2.42	50,000,000	[b]	50,000,000
5/1/19, SOFR +.07%	2.55	10,000,000	[b]	10,000,000
5/24/19	2.44	216,939,000	[a]	216,605,479
5/30/19	2.44	278,300,000	[a]	277,760,832
5/31/19	2.43	150,000,000	[a]	149,701,500
6/25/19	2.46	220,000,000	[a]	219,186,611
7/1/19	2.43	125,000,000	[a]	124,493,785
7/19/19	2.44	150,000,000	[a]	149,213,292
Federal Farm Credit Bank:
5/3/19, 1 Month LIBOR -.09%	2.40	50,000,000	[b]	49,999,563
5/2/19, 1 Month LIBOR -.07%	2.42	5,000,000	[b]	4,999,929
5/1/19, FCPR -3.08%	2.42	25,000,000	[b]	24,999,437
5/1/19, FCPR -3.05%	2.45	45,000,000	[b]	45,000,000
6/16/19, 3 Month LIBOR -.17%	2.45	20,000,000	[b]	19,999,037
5/1/19, FCPR -2.89%	2.61	100,000,000	[b]	100,028,084
5/1/19, FCPR -2.92%	2.58	25,750,000	[b]	25,746,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U. S. Government Agencies - 66.9%	Annualized	Principal
(continued)	Yield (%)	Amount($)		Value($)
5/25/19, 1 Month LIBOR +.16%	2.64	37,000,000	[b]	37,054,612
Tennessee Valley Authority:
5/7/19	2.43	52,000,000	[a]	51,979,197
5/14/19	2.44	60,000,000	[a]	59,948,000
Total U. S. Government Agencies
(cost $3,434,123,447)				3,434,123,447
U.S. Treasury Bills - 8.5%
7/5/19	2.50	100,000,000	[a]	99,556,736
5/14/19	2.41	100,000,000	[a]	99,914,236
6/13/19	2.42	38,000,000	[a]	37,891,974
7/11/19	2.41	200,000,000	[a]	199,067,139
Total U.S. Treasury Bills
(cost $436,430,085)				436,430,085
U.S. Treasury Floating Rate Notes -
12.9%
5/7/19, 3 Month U.S. T-BILL +.06%	2.47	225,000,000	[b]	225,020,656
5/7/19, 3 Month U.S. T-BILL +.05%	2.46	50,000,000	[b]	50,000,753
5/7/19, 3 Month U.S. T-BILL FLAT	2.41	25,000,000	[b]	24,997,334
5/7/19, 3 Month U.S. T-BILL +.04%	2.46	50,000,000	[b]	49,998,549
5/7/19, 3 Month U.S. T-BILL +.05%	2.46	75,000,000	[b]	75,003,945
5/7/19, 3 Month U.S. T-BILL +.12%	2.53	235,000,000	[b]	234,892,305
Total U.S. Treasury Floating Rate Notes
(cost $659,913,542)				659,913,542
Total Investments (cost $5,129,509,624)		100.0%		5,129,509,624
Liabilities, Less Cash and Receivables		.0%		(1,448,531)
Net Assets		100.0%		5,128,061,093

FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate

[a]	Security is a discount security. Income is recognized through the accretion of discount.
[b]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,129,509,624
Level 3 - Significant Unobservable Inputs	-
Total	5,129,509,624

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)